Risks and Uncertainities (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainities [Abstract]
Schedule of Customer Accounted For Accounts Receivable

Information as to the revenue derived from those customers that accounted for more than 10% of total accounts receivable for the years ended December 31, 2024 and 2025 are as follows:

	2024	2025
Percentage of total accounts receivable
Customer A	12.2%	*
Customer B	*	12.2%

*	Customer A accounted for less than 10% of the total accounts receivable as of December 31, 2025.

Information as to the cost of revenue derived from those vendors that accounted for more than 10% of total cost of revenue for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Percentage of total cost of revenue
Vendor A	*	10.9%	13.7%

*	Vendor A accounted for less than 10% of the total cost of revenue for the year ended December 31, 2023.

Information as to the cost of revenue derived from those vendors that accounted for more than 10% of total accounts payable for the years ended December 31, 2024 and 2025 are as follows:

	2024	2025
Percentage of total accounts payable
Vendor B	29.3%	36.9%
Vendor C	22.9%	13.3%
Vendor D	15.4%	*
Vendor E	10.3%	13.2%